New accounting requirements	12 Months Ended
Dec. 31, 2021
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New accounting requirements
4. New accounting requirements
The Group previously accounted for SaaS (software as a service) configuration and customisation costs as intangible assets. Following the IFRS IC (Interpretation Committee) agenda decision on SaaS in April 2021, the Group has adopted the treatment set out in the IFRS IC agenda decision and expensed configuration and customisation costs where the entity does not control the software being configured. The impacts of the change were an impairment of £68 million from previously capitalised intangible assets and an increase in 2021 expenses of £40 million presented in Selling, general and administration and Research and development.
Where the retirement benefit to which an employee is entitled is capped at a specified number of consecutive years, the Group previously accounted for these employee benefits from the employment commencement date. Following the IFRS IC agenda decision on Attributing Benefit to Periods of Service in May 2021, the Group has adopted the treatment set out in the IFRS IC agenda decision to account for the employee benefits during the last specified number of years where the employee earn the benefit. The impact of the change was a reduction of expenses of £42 million presented in Cost of sales, Selling, general and administration and Research and development.
During the year, the Group implemented ‘Interest Rate Benchmark Reform Phase 2 - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16’ which was issued in August 2020 and adopted by the UK Endorsement Board on 5 January 2021. The amendments address issues that arise from implementation of the reforms, including the replacement of one benchmark with an alternative one. A practical expedient is provided such that the change to contractual cash flows for financial assets and liabilities (including lease liabilities) is accounted for prospectively by revising the effective interest rate. In addition, hedge accounting will not be discontinued solely because of the IBOR reform. Further information is provided in note 43.
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for 31 December 2021 reporting periods and have not been early adopted by the group. These standards, amendments or interpretations are not expected to have a material impact on the
Group
in the current or future reporting periods.